Note 5 - Loans Receivable, Net - Commercial Real Estate Loans (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Loans receivable		$ 653,791	$ 604,435
Commercial Real Estate Portfolio Segment [Member]
Loans receivable		$ 380,704	$ 350,195
Percent of Total		100.00%	100.00%
Commercial Real Estate Portfolio Segment [Member] | FLORIDA
Loans receivable		$ 4,350	$ 6,520
Percent of Total		1.10%	1.90%
Commercial Real Estate Portfolio Segment [Member] | IOWA
Loans receivable		$ 6,281	$ 6,794
Percent of Total		1.70%	1.90%
Commercial Real Estate Portfolio Segment [Member] | MINNESOTA
Loans receivable		$ 261,598	$ 244,572
Percent of Total		68.70%	69.80%
Commercial Real Estate Portfolio Segment [Member] | NORTH CAROLINA
Loans receivable		$ 4,571	$ 4,624
Percent of Total		1.20%	1.30%
Commercial Real Estate Portfolio Segment [Member] | WISCONSIN
Loans receivable		$ 90,112	$ 73,122
Percent of Total		23.70%	20.90%
Commercial Real Estate Portfolio Segment [Member] | Other States [Member]
Loans receivable	[1]	$ 13,792	$ 14,563
Percent of Total	[1]	3.60%	4.20%

[1]	Amounts under four million dollars in both years are included in "Other states".